Additional cash flow information - Summary of Current and Non-current Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 1,153	£ 1,221
Fair value and other movements	0	8
Foreign exchange movements	14	(33)
Financing cash flows	266	(84)
Transfer from non-current to current	0	0
New leases/ disposal of leases	46	41
Ending balance	1,479	1,153
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,100	1,155
Fair value and other movements	(8)	(2)
Foreign exchange movements	3	(15)
Financing cash flows	344	0
Transfer from non-current to current	(344)	(80)
New leases/ disposal of leases	46	42
Ending balance	1,141	1,100
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	53	66
Fair value and other movements	8	10
Foreign exchange movements	11	(18)
Financing cash flows	(78)	(84)
Transfer from non-current to current	344	80
New leases/ disposal of leases	0	(1)
Ending balance	£ 338	£ 53